Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

No Timing of Equity Awards In Relation to Disclosure of Material Non-Public Information

During 2025, we did not make any awards of share options or RSUs to any of our executive officers or other employees. Generally, we make equity awards to certain employees, including our executive officers hired during the year, as part of their new hire compensation. We also generally make a refresh equity award to certain employees, including all of our executive officers, in a single annual refresh award, typically made during the first or second quarter of the year. Share options and other equity awards are approved by our compensation committee typically during scheduled meetings, and our compensation committee has not delegated authority to any executive officer or subcommittee to approve equity awards. We do not take material non-public information into account in determining the timing and terms of share options, although awards are typically made following the release of quarterly financial results. We do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false